CREDIT FACILITY	6 Months Ended
Jun. 30, 2023
Credit Facility
CREDIT FACILITY

5.	CREDIT FACILITY

During the year ended December 31, 2017, the Company entered into a revolving credit facility agreement with a financial institution for a maximum amount of C$20 million based on the value of certain Company assets. The terms of the agreement were amended on October 23, 2020, renewing the asset-based lending (ABL) facility for a three-year term. The credit facility bears interest at a rate of 0.75% - 1% plus Canadian prime rate for loans denominated in Canadian dollars and 0.75% - 1% plus US prime rate for loans denominated in US dollars. The facility is secured by way of a general security agreement over all assets of the Company.

During the six months ended June 30, 2023, the terms of the agreement were amended to reduce the ABL facility to C$10M for use with its existing bus orders. The facility will expire in February of 2024 and may be renewed on a yearly basis at the discretion of the lender.

As at June 30, 2023, the Company had drawn $nil on this facility (December 31, 2022: $628). Per the terms of the ABL credit facility, the Company must maintain a consolidated 12-month rolling fixed charge coverage ratio if the Company borrows over 75% of the available facility. As at June 30, 2023, the Company has not borrowed over 75% of its availability.

During the six months ended June 30, 2023, the Company obtained $30M in credit commitments from Royal Bank of Canada and Export Development Canada to fund production of the Company’s VMC 1200 class 3 electric trucks. The credit facility can be used for 100% of eligible production costs on the trucks, excluding labor and overhead from the Company’s assembly plants. The facility will expire in February of 2024 and may be renewed on a yearly basis at the discretion of the lender and has an interest rate of prime plus 2% and will be secured by existing assets of the Company.

As at June 30, 2023, the Company had drawn $7,081 on this facility (December 31, 2022: $nil ). The Company also recorded $240 in deferred financing fees against the carrying value of the debt for a net balance at June 30, 2023 of $6,841. Per the terms of the credit facility, the Company must maintain minimum earnings before interest, taxes, depreciation, and amortization (EBITDA) target and certain production targets. The facility is repaid as units are sold.

As at June 30, 2023, the Company is in compliance with all covenants.